INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement of financial position
Property and equipment	$ 2,848		$ 6,717
Other non-current assets	157		216
Cash and cash equivalents	3,107		2,252
Other current assets	208		344
Debt and derivatives	(8,180)		(10,646)
Total equity	767	[1]	1,505	[1]	$ 1,013	$ 2,220
Equity holders of the parent	569		586
Non-controlling interests	198		919
Kar-Tel
Statement of financial position
Property and equipment	327		300
Intangible assets	178		213
Other non-current assets	39		28
Trade and other receivables	34		29
Cash and cash equivalents	43		46
Other current assets	27		33
Debt and derivatives	(97)		(102)
Provisions	(9)		(6)
Other liabilities	(204)		(158)
Total equity	338		383
Equity holders of the parent	253		287
Non-controlling interests	$ 85		$ 96

[1]	**Refer to Note 24 for further details with respect to the restatement.